Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2017	35,529,192
Balance at Dec. 31, 2017	$ 21,914,722	$ 3,792,678	$ (303,447)	$ (24,850,199)	$ 553,754
Statement Line Items [Line Items]
Net Profit for the Period				(66,885)	(66,885)
Other comprehensive income (loss)			636		636
Share-based payments charged to operations		73,071			73,071
Balance (in shares) at Jun. 30, 2018	35,529,192
Balance at Jun. 30, 2018	$ 21,914,722	3,865,749	(302,811)	(24,917,084)	560,576
Statement Line Items [Line Items]
Net Profit for the Period				(37,271)	(37,271)
Other comprehensive income (loss)			31,566		31,566
Share-based payments charged to operations		89,418			89,418
Contract adjustment for 2017				(85,695)	(85,695)
Balance (in shares) at Dec. 31, 2018	35,529,192
Balance at Dec. 31, 2018	$ 21,914,722	3,955,167	(271,245)	(25,040,050)	558,594
Statement Line Items [Line Items]
Net Profit for the Period				116,129	116,129
Other comprehensive income (loss)			(26,886)		(26,886)
Share-based payments charged to operations		56,759			56,759
Balance (in shares) at Jun. 30, 2019	35,529,192
Balance at Jun. 30, 2019	$ 21,914,722	$ 4,011,926	$ (298,131)	$ (24,923,921)	$ 704,596